Note 7 Loans and advances breakdown by counterparty and product (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	€ 3,040	€ 4,101	€ 3,161
Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	22,890	18,898	14,030
Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	25,171	26,011	19,524
Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,463	8,571	7,911
Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,223	5,655	4,004
Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	322,683	302,118	276,739
Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	12,116	12,702	13,208
Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	402,586	378,056	338,577
Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	122,397	119,659	116,897
Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	26,671	20,345	10,979
Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	59,892	51,344	42,294
Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	97,555	95,249	95,209
Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,181	7,942	8,863
Central banks [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
Central banks [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
Central banks [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
Central banks [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,345	302	1,192
Central banks [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	4,878	3,802	4,174
Central banks [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	927	296	315
Central banks [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,151	4,401	5,681
Central banks [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,347	498	1,180
General government [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	6	6	6
General government [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1	1	0
General government [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	960	1,021	791
General government [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	225	195	191
General government [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
General government [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	21,662	19,438	18,440
General government [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	412	232	394
General government [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	23,265	20,892	19,822
General government [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	271	297	324
General government [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	6,933	5,382	1,413
credit institutions [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
credit institutions [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
credit institutions [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	76	24	0
credit institutions [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
credit institutions [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,786	5,251	2,788
credit institutions [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,329	4,009	4,004
credit institutions [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	6,312	6,772	6,510
credit institutions [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	17,502	16,057	13,303
credit institutions [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
credit institutions [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	4,558	5,073	2,534
Other financial corporations [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	73	352	321
Other financial corporations [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2	3	1
Other financial corporations [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	586	370	476
Other financial corporations [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	12	13	14
Other financial corporations [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	92	102	23
Other financial corporations [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,300	7,995	5,413
Other financial corporations [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	3,186	3,930	3,554
Other financial corporations [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	13,251	12,765	9,804
Other financial corporations [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	526	337	220
Other financial corporations [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	465	548	390
Non financial corporations [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,933	2,810	2,339
Non financial corporations [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,927	2,029	1,504
Non financial corporations [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	23,462	24,510	18,191
Non financial corporations [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,940	8,040	7,388
Non financial corporations [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
Non financial corporations [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	134,024	126,949	110,204
Non financial corporations [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	956	1,256	1,805
Non financial corporations [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	171,241	165,593	141,431
Non financial corporations [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	24,829	23,970	21,531
Non financial corporations [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,938	6,635	3,512
Non financial corporations [Member] | Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,181	7,942	8,863
Households [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,028	933	495
Households [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	20,959	16,865	12,523
Households [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	88	85	66
Households [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	285	322	317
Households [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
Households [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	147,491	139,925	134,505
Households [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	324	217	630
Households [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	170,175	158,348	148,536
Households [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	96,772	95,056	94,821
Households [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,430	2,209	1,950
Households [Member] | Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	59,892	51,344	42,294
Households [Member] | Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	97,555	95,249	95,209
Gross Carrying Amount [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	3,175	4,266	3,345
Gross Carrying Amount [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	24,454	19,985	14,949
Gross Carrying Amount [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	25,346	26,254	19,766
Gross Carrying Amount [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,714	8,857	8,256
Gross Carrying Amount [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,234	5,674	4,013
Gross Carrying Amount [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	331,813	311,553	286,127
Gross Carrying Amount [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	12,164	12,758	13,263
Gross Carrying Amount [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	413,901	389,347	349,719
Gross Carrying Amount [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	125,328	122,719	119,980
Gross Carrying Amount [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	26,963	20,675	11,335
Gross Carrying Amount [Member] | Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	64,303	54,718	45,236
Gross Carrying Amount [Member] | Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	99,224	96,716	96,612
Gross Carrying Amount [Member] | Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	€ 7,743	€ 8,530	€ 9,423

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).